UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli              New York, New York             August 9, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:      $299,761
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                             Name

NONE


                                                   FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN  2    COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8

                           TITLE                    VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP      (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS       SOLE    SHARED NONE
AIRGAS INC                 COM          009363102   10,586        170,200  SH            SOLE       NONE         170,200
AMERICAN ITALIAN PASTA CO  CL A         027070101    7,539        142,600  SH            SOLE       NONE         142,600
CKE RESTAURANTS INC        COM          12561E105    1,474        117,600  SH            SOLE       NONE         117,600
CYBERSOURCE CORP           COM          23251J106   23,304        912,824  SH            SOLE       NONE         912,824
DYNCORP INTL INC           CL A         26817C101    7,008        400,000  SH            SOLE       NONE         400,000
EV3 INC                    COM          26928A200   23,601      1,053,139  SH            SOLE       NONE       1,053,139
GERDAU AMERISTEEL CORP     COM          37373P105    9,007        826,296  SH            SOLE       NONE         826,296
INFOGROUP INC              COM          45670G108    3,989        499,927  SH            SOLE       NONE         499,927
INTERACTIVE DATA CORP      COM          45840J107    8,729        261,500  SH            SOLE       NONE         261,500
INVENTIV HEALTH INC        COM          46122E105    1,290         50,402  SH            SOLE       NONE          50,402
MARINER ENERGY INC         COM          56845T305   30,923      1,439,615  SH            SOLE       NONE       1,439,615
MILLIPORE CORP             COM          601073109   74,271        696,396  SH            SOLE       NONE         696,396
PALM INC NEW               COM          696643105    4,142        726,614  SH            SOLE       NONE         726,614
PSYCHIATRIC SOLUTIONS INC  COM          74439H108    5,963        182,250  SH            SOLE       NONE         182,250
RCN CORP                   COM NEW      749361200    2,654        179,173  SH            SOLE       NONE         179,173
SMITH INTL INC             COM          832110100    7,004        186,039  SH            SOLE       NONE         186,039
STANLEY INC                COM          854532108    2,639         70,600  SH            SOLE       NONE          70,600
SYBASE INC                 COM          871130100   75,638      1,169,779  SH            SOLE       NONE       1,169,779


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